Related party transaction and balances - Summary of Relationship With Related Parties (Detail)	12 Months Ended
Dec. 31, 2021
Ms. Fen Ye [Member]
Related Party Transaction [Line Items]
Nature of Common Ownership or Management Control Relationships	Controlling shareholder
Ms. Fang Ye [Member]
Related Party Transaction [Line Items]
Nature of Common Ownership or Management Control Relationships	A close family member of Ms. Fen Ye
Ms. Shou E Yan [Member]
Related Party Transaction [Line Items]
Nature of Common Ownership or Management Control Relationships	A close family member of Ms. Fen Ye
Ms. Chun E Ye [Member]
Related Party Transaction [Line Items]
Nature of Common Ownership or Management Control Relationships	A close family member of Ms. Fen Ye
Mr Wu Wei [Member]
Related Party Transaction [Line Items]
Nature of Common Ownership or Management Control Relationships	A close family member of Mr. Biao Wei
Yuanmeng [Member]
Related Party Transaction [Line Items]
Nature of Common Ownership or Management Control Relationships	Controlled by Mr. Biao Wei
Lianwai Kindergarten [Member]
Related Party Transaction [Line Items]
Nature of Common Ownership or Management Control Relationships	Controlled by Ms. Fen Ye